Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Balance Sheets (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Dec. 31, 2018	Oct. 31, 2018	Sep. 30, 2018	Jan. 31, 2018
ASSETS
Other assets, net	$ 16,748		$ 15,596
Total assets	1,322,506		1,334,903		$ 1,261,316
LIABILITIES
Other liabilities	19,891		19,174
Total liabilities	1,240,836		1,254,863
Stockholders' equity	81,670		80,040		$ 73,174
Total liabilities and stockholders' equity	$ 1,322,506		$ 1,334,903
TD Ameritrade [member]
ASSETS
Receivables from brokers, dealers, and clearing organizations		$ 1,837		$ 1,809
Receivables from clients, net		25,542		29,773
Other assets, net		21,488		17,811
Total assets		48,867		49,393
LIABILITIES
Payable to brokers, dealers, and clearing organizations		3,019		3,923
Payable to clients		29,037		30,126
Other liabilities		5,830		4,809
Total liabilities		37,886		38,858
Stockholders' equity		10,981		10,535
Total liabilities and stockholders' equity		$ 48,867		$ 49,393